Lease Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Lease Commitments [Abstract]
Cancellation clause on operating leases	180 days
Rental expense for operating leases	$ 55,856	$ 62,603	$ 62,056